Research and Development (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research And Development [Line Items]
Employees' compensation		$ 3,301,392	$ 0	$ 0
Total		51,857,545	13,279,780	8,358,043
Research and Development Expense [Member]
Research And Development [Line Items]
Outsourced service	[1]	44,719,065	5,100,980	1,241,479
Employees' compensation		6,559,500	7,278,999	4,833,957
Other expenses		494,118	789,305	2,242,640
Travel & entertainment		84,862	110,496	39,967
Total		$ 51,857,545	$ 13,279,780	$ 8,358,043

[1]	Out of $44,719,065, for the twelve months ended December 31, 2022, $38,588,166 was charged under the MSA contract (refer to Note 4).